COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2025
COMMITMENTS AND CONTINGENCIES.
Schedule of contractual obligations

The following table sets forth the Company’s contractual obligations as of June 30, 2025.

	Payment Due by Period
	Total	Less than 1 Year	1-3 Years
Short-term bank loans	$13,953,020	$13,953,020	$—
Lease payment	204,490	115,481	89,009
Long term loan	8,405,830	2,591,659	5,814,171
Total	$22,563,340	$16,660,160	$5,903,180